EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement, dated May 1, 2020 filed with the Securities and Exchange Commission on May 1, 2020 under Rule 497(e) (SEC Accession No. (0001104659-20-055545)), to the Prospectus and Statement of Additional Information of Baillie Gifford Multi Asset Fund, a series of Baillie Gifford Funds, dated August 28, 2019.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of each Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)